Note 13 - Restructured Debt Liability (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019
Repayments of Long-term Debt, Total			$ 2,500
Liability for Contingent Milestone Payment, Noncurrent		15,000	15,000	$ 15,000
Deerfield Loan [Member]
Liability for Contingent Milestone Payment, Noncurrent		$ 15,000	$ 15,000	$ 15,000
Deerfield Loan [Member] | Exchange and Termination Agreement [Member] | Deerfield Management, L.P. [Member]
Extinguishment of Debt, Amount	$ 25,000
Class of Warrant or Right, Number of Warrants Cancelled	25,000
Class of Warrant or Right, Exercise Price of Cancelled Warrants	$ 786.80
Repayments of Long-term Debt, Total	$ 2,500
Stock Issued During Period, Shares, Cancellation of Debt and Warrant Obligations	71,111
Stock Issued During Period, Shares, Cancellation of Debt and Warrant Obligations, Percentage of Fully-diluted Shares Outstanding	2.00%
Liability for Contingent Milestone Payment, Noncurrent	$ 15,000